Average Annual Total Returns - FidelityGlobalCreditFund-RetailPRO - FidelityGlobalCreditFund-RetailPRO - Fidelity Global Credit Fund	Mar. 01, 2025
Fidelity Global Credit Fund | Return Before Taxes
Average Annual Return:
Past 1 year	8.42%
Past 5 years	0.08%
Past 10 years	1.74%
Fidelity Global Credit Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	6.80%
Past 5 years	(1.45%)
Past 10 years	0.57%
Fidelity Global Credit Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.96%
Past 5 years	(0.55%)
Past 10 years	0.85%
LB135
Average Annual Return:
Past 1 year	(1.69%)
Past 5 years	(1.96%)
Past 10 years	0.15%
IXZM6
Average Annual Return:
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	1.91%
LB324
Average Annual Return:
Past 1 year	3.52%
Past 5 years	0.60%
Past 10 years	2.46%